Derivative Financial Instruments - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Derivative [Line Items]
Derivative losses included in Accumulated other comprehensive income to be reclassified into earnings over next twelve months	$ 71